Tax matters (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

Million euros
	2019	2018	2017
Consolidated profit (loss) before tax:
From continuing operations	12,543	14,201	12,091
From discontinued operations	—	—	—
	12,543	14,201	12,091
Income tax at tax rate applicable in Spain (30%)	3,763	4,260	3,628
By the effect of application of the various tax rates applicable in each country*	243	509	539
Of which:
Brazil	502	719	656
United Kingdom	(80)	(99)	(78)
United States	(71)	(57)	68
Chile	(35)	(35)	(48)
Effect of profit or loss of associates and joint ventures	(97)	(221)	(211)
Effect of deduction of goodwill in Brazil	—	—	(164)
Effect of reassessment of deferred taxes	(612)	—	(282)
Permanent differences**	1,130	338	374
Current income tax	4,427	4,886	3,884
Effective tax rate	35.29%	34.40%	32.12%
Of which:
Continuing operations	4,427	4,886	3,884
Discontinued operations (Note 37)	—	—	—
Of which:
Current taxes	3,962	4,763	3,777
Deferred taxes	465	123	107
Income tax (receipts)/payments	2,593	3,342	4,137

*
Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

**	Including the impairment of goodwill in Santander UK in 2019 and the recognition of tax credits in Portugal in 2018.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2019, 2018 and 2017:

Million euros
	2019	2018*	2017
Other comprehensive income
Items not reclassified to profit or loss	500	(225)	60
Actuarial gains or (-) losses on defined benefit pension plans	499	(199)	60
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(42)	—
Financial liabilities at fair value with changes in results attributable to changes in credit risk	43	(26)
Items that may be reclassified to profit or loss	(832)	124	—
Cash flow hedges	(17)	(50)	108
Changes in the fair value of debt instruments through other comprehensive income	(811)	167
Financial assets available for sale			(97)
Debt instruments			(366)
Equity instruments			269
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(4)	7	(11)
Total	(332)	(101)	60

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January, 2018 (Note 1.d).

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2019, 2018 and 2017 is as follows:

Million euros
	2019		2018		2017
	Monetizable* **	Other	Monetizable* **	Other	Monetizable* **	Other
Tax assets:	11,233	11,525	10,866	12,392	11,046	12,164
Tax losses and tax credits	—	3,428	—	4,276	—	4,457
Temporary differences	11,233	8,097	10,866	8,116	11,046	7,707
Of which:
Non-deductible provisions	—	2,751	—	2,613	—	2,336
Valuation of financial instruments	—	400	—	609	—	530
Loan losses	7,645	1,086	7,279	1,308	7,461	1,159
Pensions	3,587	1,009	3,587	632	3,585	723
Valuation of tangible and intangible assets	—	1,317	—	1,215	—	1,077

Tax liabilities:	—	6,522	—	5,568	—	4,837
Temporary differences	—	6,522	—	5,568	—	4,837
Of which:
Valuation of financial instruments	—	2,073	—	1,168	—	1,207
Valuation of tangible and intangible assets	—	1,962	—	1,503	—	1,256
Investments in Group companies	—	831	—	880	—	808

*	Not deductible from regulatory capital.

**
As the circumstances of the aforementioned regulations were met, Banco Popular Español, S.A.U. requested the conversion of part of its monetizable assets in 2016 income tax return (EUR 486 million conversion approved in 2018) and in 2017 income tax form (EUR 995 million, in this case Spanish tax authorities have expressly confirmed the nature of the assets as monetizable, but it considers that conditions for conversion are not met at the end of 2017, without prejudice to the conversion in future years).

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

Million euros
	Balances at 31 December 2018	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2019
Deferred tax assets	23,258	215	(610)	(92)	(13)	22,758
Tax losses and tax credits	4,276	(301)	(548)	—	—	3,427
Temporary differences	18,982	516	(62)	(92)	(13)	19,331
Of which: monetizable	10,866	427	(60)	—	—	11,233
Deferred tax liabilities	(5,568)	(680)	92	(366)	—	(6,522)
Temporary differences	(5,568)	(680)	92	(366)	—	(6,522)
	17,690	(465)	(518)	(458)	(13)	16,236

Million euros
	Balances at 31 December 2017	IFRS 9 Adoption impact (Balance at January 1, 2018)	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2018
Deferred tax assets	23,210	680	241	(807)	149	(215)	23,258
Tax losses and tax credits	4,457	—	(128)	1	—	(54)	4,276
Temporary differences	18,753	680	369	(808)	149	(161)	18,982
Of which: monetizable	11,046	273	391	(844)	—	—	10,866
Deferred tax liabilities	(4,837)	—	(364)	(114)	(315)	62	(5,568)
Temporary differences	(4,837)	—	(364)	(114)	(315)	62	(5,568)
	18,373	680	(123)	(921)	(166)	(153)	17,690

Million euros
	Balances at 31 December 2016	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisitions for the year (net)	Balances at 31 December 2017
Deferred tax assets	21,264	(675)	(756)	(1)	3,378	23,210
Tax losses and tax credits	4,934	(279)	(205)	—	7	4,457
Temporary differences	16,330	(396)	(551)	(1)	3,371	18,753
Of which: monetizable	9,649	(185)	(455)	—	2,037	11,046
Deferred tax liabilities	(5,694)	568	414	19	(144)	(4,837)
Temporary differences	(5,694)	568	414	19	(144)	(4,837)
	15,570	(107)	(342)	18	3,234	18,373